CONDENSED CONSOLIDATED STATEMENT OF CHANGES IN STOCKHOLDER'S EQUITY (USD $) In Thousands, except Share data, unless otherwise specified	Total USD ($)	Common Stock [Member]	Common Stock-No Par Value USD ($)	Capital Stock Expense USD ($)	Accumulated Earnings USD ($)	Accumulated Other Comprehensive Loss USD ($)
Balances at Dec. 31, 2011	$ 824,943		$ 888,971	$ (6,357)	$ (47,627)	$ (10,044)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net Income	65,470				65,470
Other Comprehensive Income, net of tax	514					514
Dividends Declared	(30,000)				(30,000)
Balances at Dec. 31, 2012	860,927		888,971	(6,357)	(12,157)	(9,530)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net Income	101,342				101,342
Other Comprehensive Income, net of tax	3,654					3,654
Dividends Declared	(40,000)				(40,000)
Balances at Dec. 31, 2013	925,923		888,971	(6,357)	49,185	(5,876)
Common Shares at Dec. 31, 2013	32,139,434
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net Income	102,338				102,338
Other Comprehensive Income, net of tax	(50)					(50)
Dividends Declared	(40,000)				(40,000)
Contribution from Parent	225,000		225,000
Other	2,568		2,568
Balances at Dec. 31, 2014	1,215,779		1,116,539	(6,357)	111,523	(5,926)
Common Shares at Dec. 31, 2014	32,139,434	32,139,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net Income	9,429				9,429
Other Comprehensive Income, net of tax	74					74
Balances at Mar. 31, 2015	$ 1,225,282		$ 1,116,539	$ (6,357)	$ 120,952	$ (5,852)
Common Shares at Mar. 31, 2015		32,139,000